Equity (Details 1)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Shares
Options Outstanding, beginning balance | shares	44,920,000
Options Granted | shares	8,010,000
Options Exercised | shares	(634,000)
RSUs forfeited | shares	(2,720,000)
Options Outstanding, Ending balance | shares	49,576,000
Options Exercisable | shares	24,626,000
Vested And Expected Vest, Shares | shares	49,576
Weighted Average Exercise Price
Weighted average grant date fair value, Beginning balance | $ / shares	$ 1.78
Options Granted | $ / shares	3.84
Options Exercised | $ / shares	(0.57)
Options Cancelled | $ / shares	(3.08)
Weighted average grant date fair value, Ending balance | $ / shares	2.06
Options Exercisable | $ / shares	1.44
Vested And Expected Vest, Weighted Average Exercise Price | $ / shares	$ 2.06
Intrinsic Value, Options outstanding, Ending balance | $	$ 14,364,000
Intrinsic Value, Options Exercisable, Ending balance | $	10,713,000
Vested And Expected Vest, Intrinsic Value | $	$ 14,364
Weighted Average Remaining Contractual Term
Weighted Average Remaining Contractual Term, Options outstanding	4 years 6 months 7 days
Weighted Average Remaining Contractual Term, Options exercisable	4 years 5 months 26 days
Weighted Average Remaining Contractual Term, Vested And Expected To Vest	4 years 6 months 7 days